Other Information (Details 6)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Oil Per Barrel [Member]
Standardized measure to calculate future net revenues
Average Production Costs per units of oil equivalents	96.19	79.43	54.96
Natural Gas Liquids Per Barrel [Member]
Standardized measure to calculate future net revenues
Average Production Costs per units of oil equivalents	44.25		27.20
Natural Gas Per Thousand Cubic Feet [Member]
Standardized measure to calculate future net revenues
Average Production Costs per units of oil equivalents	4.11	4.37	3.35